UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
(Address of principal executive offices) (Zip Code)

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/08 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2008

Shares		Value

COMMON STOCKS (96.4%)
	ADVERTISING (0.2%)
30,000	Focus Media Holding Ltd. ADR *	$1,054,500
	AEROSPACE/DEFENSE (3.6%)
12,000	Alliant Techsystems, Inc. *	1,242,360
36,000	BE Aerospace, Inc. *	1,258,200
13,000	Boeing Co. (The)	966,810
20,989	DRS Technologies, Inc.	1,223,239
20,000	Esterline Technologies Corp. *	1,007,400
15,600	General Dynamics Corp.	1,300,572
17,400	Goodrich Corp.	1,000,674
12,500	L-3 Communications Holdings, Inc.	1,366,750
11,000	Lockheed Martin Corp.	1,092,300
15,000	Northrop Grumman Corp.	1,167,150
42,000	Orbital Sciences Corp. *	1,012,200
23,800	Precision Castparts Corp.	2,429,504
18,400	Raytheon Co.	1,188,824
19,600	Rockwell Collins, Inc.	1,120,140
27,000	Teledyne Technologies, Inc. *	1,269,000
		18,645,123

	AIR TRANSPORT (0.3%)
106,500	Lan Airlines S.A. ADR	1,503,780
	APPAREL (1.3%)
36,000	Gildan Activewear, Inc. Class A *	1,344,960
46,000	Guess?, Inc.	1,861,620
30,000	Phillips-Van Heusen Corp.	1,137,600
15,000	VF Corp.	1,162,650
26,500	Warnaco Group, Inc. (The) *	1,045,160
		6,551,990

	AUTO PARTS (1.0%)
13,000	Autoliv, Inc.	652,600
32,000	BorgWarner, Inc.	1,376,960
60,000	Johnson Controls, Inc.	2,028,000
56,000	LKQ Corp. *	1,258,320
		5,315,880

	BANK (0.8%)
25,000	Bank of Hawaii Corp.	1,239,000
21,000	Marshall & Ilsley Corp.	487,200
7,322	PNC Financial Services Group, Inc.	480,104
13,300	State Street Corp.	1,050,700
30,000	Wells Fargo & Co.	873,000
		4,130,004

	BANK - CANADIAN (0.7%)
13,300	Bank of Montreal	595,973
22,100	Bank of Nova Scotia	999,141
8,200	Canadian Imperial Bank of Commerce	528,080
23,400	Royal Bank of Canada	1,088,100
7,400	Toronto-Dominion Bank (The)	453,990
		3,665,284

	BANK - FOREIGN (2.0%)
68,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,512,912
131,000	Banco Itau Holding Financeira S.A. ADR	2,981,560

Shares		Value

60,000	Banco Santander Central Hispano S.A. ADR	$1,196,400
5,500	Banco Santander Chile S.A. ADR	287,430
35,000	Bancolombia S.A. ADR	1,241,100
32,000	ICICI Bank Ltd. ADR	1,222,080
12,200	Kookmin Bank ADR	683,810
10,000	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	1,166,400
		10,291,692

	BANK - MIDWEST (0.3%)
8,389	Commerce Bancshares, Inc.	352,590
17,900	Northern Trust Corp.	1,189,813
		1,542,403

	BEVERAGE - SOFT DRINK (1.7%)
19,000	Coca-Cola Co. (The)	1,156,530
7,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	394,310
29,000	Companhia de Bebidas das Americas ADR	2,190,950
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	835,600
88,000	Hansen Natural Corp. *	3,106,400
17,000	PepsiCo, Inc.	1,227,400
		8,911,190

	BIOTECHNOLOGY (0.5%)
18,000	Techne Corp. *	1,212,480
12,800	United Therapeutics Corp. *	1,109,760
		2,322,240

	BUILDING MATERIALS (1.1%)
10,800	Ameron International Corp.	1,010,124
12,000	Fluor Corp.	1,693,920
40,000	Jacobs Engineering Group, Inc. *	2,943,600
		5,647,644

	CABLE TV (0.7%)
41,000	DIRECTV Group, Inc. (The) *	1,016,390
37,800	Rogers Communications, Inc. Class B	1,357,776
59,000	Shaw Communications, Inc. Class B	1,072,620
		3,446,786

	CANADIAN ENERGY (0.8%)
20,000	Nexen, Inc.	592,200
7,000	Petro-Canada	303,870
19,000	Suncor Energy, Inc.	1,830,650
17,000	Talisman Energy, Inc.	300,900
26,000	TransCanada Corp.	1,001,780
		4,029,400

	CHEMICAL - BASIC (0.9%)
21,000	Agrium, Inc.	1,304,310
28,000	Celanese Corp. Series A	1,093,400
14,000	Potash Corporation of Saskatchewan, Inc.	2,172,940
		4,570,650

	CHEMICAL - DIVERSIFIED (2.0%)
15,000	Air Products & Chemicals, Inc.	1,380,000
44,000	Albemarle Corp.	1,606,880
16,000	Bayer AG ADR	1,282,400
5,000	Cytec Industries, Inc.	269,250
22,000	FMC Corp.	1,220,780

Value Line Premier Growth Fund, Inc.

March 31, 2008

Shares		Value

28,000	Monsanto Co.	$3,122,000
25,000	Pall Corp.	876,750
10,000	Veolia Environnement ADR	699,300
		10,457,360

	CHEMICAL - SPECIALTY (2.8%)
29,000	Airgas, Inc.	1,318,630
11,400	CF Industries Holdings, Inc.	1,181,268
26,000	Ecolab, Inc.	1,129,180
15,000	H.B. Fuller Co.	306,150
17,500	Lubrizol Corp. (The)	971,425
19,000	Mosaic Co. (The) *	1,949,400
30,000	Praxair, Inc.	2,526,900
16,000	Sherwin-Williams Co. (The)	816,640
30,000	Sigma-Aldrich Corp.	1,789,500
36,800	Syngenta AG ADR	2,153,168
		14,142,261

	COMPUTER & PERIPHERALS (0.9%)
32,000	Hewlett-Packard Co.	1,461,120
37,200	MICROS Systems, Inc. *	1,252,152
42,300	NCR Corp. *	965,709
38,000	Western Digital Corp. *	1,027,520
		4,706,501

	COMPUTER SOFTWARE & SERVICES (2.3%)
28,000	Accenture Ltd. Class A	984,760
60,000	ANSYS, Inc. *	2,071,200
60,000	Cognizant Technology Solutions Corp. Class A *	1,729,800
6,000	Concur Technologies, Inc. *	186,300
17,000	DST Systems, Inc. *	1,117,580
28,400	Infosys Technologies Ltd. ADR	1,015,868
18,000	NAVTEQ Corp. *	1,224,000
26,000	Omniture, Inc. *	603,460
52,000	Oracle Corp. *	1,017,120
42,000	Satyam Computer Services Ltd. ADR	948,780
34,000	SEI Investments Co.	839,460
		11,738,328

	DIVERSIFIED COMPANIES (3.9%)
85,000	ABB Ltd. ADR	2,288,200
24,300	Acuity Brands, Inc.	1,043,685
33,000	AMETEK, Inc.	1,449,030
35,600	Barnes Group, Inc.	817,020
18,300	Brink's Co. (The)	1,229,394
34,875	Brookfield Asset Management, Inc. Class A	935,696
16,000	Danaher Corp.	1,216,480
19,000	Honeywell International, Inc.	1,071,980
17,200	ITT Corp.	891,132
55,500	McDermott International, Inc. *	3,042,510
15,000	Parker Hannifin Corp.	1,039,050
12,700	SPX Corp.	1,332,230
19,000	Textron, Inc.	1,052,980
17,000	United Technologies Corp.	1,169,940
13,700	Valmont Industries, Inc.	1,204,093
		19,783,420

Shares		Value

	DRUG (2.9%)
28,000	Alexion Pharmaceuticals, Inc. *	$1,660,400
17,200	Allergan, Inc.	969,908
27,400	BioMarin Pharmaceutical, Inc. *	969,138
27,060	Celgene Corp. *	1,658,507
18,400	Covance, Inc. *	1,526,648
42,000	Gilead Sciences, Inc. *	2,164,260
32,500	Immucor, Inc. *	693,550
27,000	LifeCell Corp. *	1,134,810
20,800	Novo Nordisk A/S ADR	1,440,192
32,000	Perrigo Co.	1,207,360
32,000	Pharmaceutical Product Development, Inc.	1,340,800
		14,765,573

	E-COMMERCE (0.5%)
19,600	Ctrip.com International Ltd. ADR	1,039,192
30,000	Salesforce.com, Inc. *	1,736,100
		2,775,292

	EDUCATIONAL SERVICES (0.4%)
15,000	Blackboard, Inc. *	499,950
15,500	ITT Educational Services, Inc. *	711,915
6,700	Strayer Education, Inc.	1,021,750
		2,233,615

	ELECTRICAL EQUIPMENT (1.6%)
23,200	Cooper Industries Ltd. Class A	931,480
24,000	Emerson Electric Co.	1,235,040
44,000	FLIR Systems, Inc. *	1,323,960
27,000	General Cable Corp. *	1,594,890
21,500	Thomas & Betts Corp. *	781,955
13,600	Trimble Navigation Ltd. *	388,824
12,600	W.W. Grainger, Inc.	962,514
31,000	Zoltek Companies, Inc. *	822,120
		8,040,783

	ELECTRICAL UTILITY - CENTRAL (0.5%)
13,000	Entergy Corp.	1,418,040
20,000	ITC Holdings Corp.	1,041,200
		2,459,240

	ELECTRICAL UTILITY - EAST (0.9%)
18,000	Exelon Corp.	1,462,860
17,000	FirstEnergy Corp.	1,166,540
22,000	Public Service Enterprise Group, Inc.	884,180
27,000	Southern Co.	961,470
		4,475,050

	ELECTRICAL UTILITY - WEST (0.3%)
15,000	MDU Resources Group, Inc.	368,250
18,500	Sempra Energy	985,680
		1,353,930

	ELECTRONICS (1.1%)
40,800	Amphenol Corp. Class A	1,519,800
32,550	Diodes, Inc. *	714,798
26,500	Harris Corp.	1,286,045

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

31,000	MEMC Electronic Materials, Inc. *	$2,197,900
		5,718,543

	ENTERTAINMENT (0.4%)
15,100	Central European Media Enterprises Ltd. Class A *	1,286,973
42,000	Discovery Holding Co. Ser. A *	891,240
		2,178,213

	ENTERTAINMENT TECHNOLOGY (0.2%)
29,000	Dolby Laboratories, Inc. Class A *	1,051,540
	ENVIRONMENTAL (0.8%)
37,500	Republic Services, Inc.	1,096,500
36,600	Stericycle, Inc. *	1,884,900
37,800	Waste Connections, Inc. *	1,161,972
		4,143,372

	FINANCIAL SERVICES - DIVERSIFIED (3.4%)
12,000	Affiliated Managers Group, Inc. *	1,088,880
10,000	Barclays PLC ADR	362,000
10,700	BlackRock, Inc. Class A	2,184,726
12,000	Credicorp Ltd.	860,880
5,000	Credit Suisse Group ADR	254,400
34,000	Eaton Vance Corp.	1,037,340
15,961	Fidelity National Information Services, Inc.	608,753
9,000	Franklin Resources, Inc.	872,910
18,300	HDFC Bank Ltd. ADR	1,797,792
38,000	Leucadia National Corp.	1,718,360
24,000	Loews Corp.	965,280
9,300	MasterCard, Inc. Class A	2,073,807
19,000	Principal Financial Group, Inc.	1,058,680
21,000	ProAssurance Corp. *	1,130,430
24,000	T. Rowe Price Group, Inc.	1,200,000
		17,214,238

	FOOD PROCESSING (1.5%)
11,000	Bunge Ltd.	955,680
13,000	Diageo PLC ADR	1,057,160
56,250	Flowers Foods, Inc.	1,392,187
16,600	Groupe Danone ADR	296,974
28,000	Hormel Foods Corp.	1,166,480
11,000	McCormick & Company, Inc.	406,670
4,000	Ralcorp Holdings, Inc. *	232,600
35,400	Unilever PLC ADR	1,193,688
19,000	Wm. Wrigley Jr. Co.	1,193,960
		7,895,399

	FOREIGN TELECOMMUNICATIONS (1.1%)
34,000	America Movil SAB de C.V. Ser. L ADR	2,165,460
15,000	Brasil Telecom Participacoes S.A. ADR	981,900
25,600	PT Telekomunikasi Indonesia ADR	1,073,664
4,000	Rostelecom ADR	288,000

Shares		Value

34,000	Telefonos de Mexico S.A. de C.V. ADR	$1,278,400
		5,787,424

	HOME APPLIANCES (0.3%)
40,000	Toro Co. (The)	1,655,600
	HOTEL/GAMING (1.4%)
18,000	Bally Technologies, Inc. *	618,120
27,000	International Game Technology	1,085,670
24,500	Marriott International, Inc. Class A	841,820
8,487	MGM MIRAGE *	498,781
52,000	Penn National Gaming, Inc. *	2,273,960
18,000	Vail Resorts, Inc. *	869,220
29,000	WMS Industries, Inc. *	1,043,130
		7,230,701

	HOUSEHOLD PRODUCTS (0.8%)
24,200	Church & Dwight Company, Inc.	1,312,608
16,000	Energizer Holdings, Inc. *	1,447,680
35,000	Tupperware Brands Corp.	1,353,800
		4,114,088

	HUMAN RESOURCES (0.3%)
25,300	Watson Wyatt Worldwide, Inc. Class A	1,435,775
	INDUSTRIAL SERVICES (2.3%)
30,000	C.H. Robinson Worldwide, Inc.	1,632,000
48,000	CB Richard Ellis Group, Inc. Class A *	1,038,720
63,000	Corrections Corp. of America *	1,733,760
40,000	EMCOR Group, Inc. *	888,400
29,000	FTI Consulting, Inc. *	2,060,160
42,000	Geo Group, Inc. (The) *	1,194,480
34,500	Iron Mountain, Inc. *	912,180
36,000	Quanta Services, Inc. *	834,120
43,369	URS Corp. *	1,417,733
		11,711,553

	INFORMATION SERVICES (1.1%)
19,000	Alliance Data Systems Corp. *	902,690
14,000	Dun & Bradstreet Corp. (The)	1,139,320
21,000	FactSet Research Systems, Inc.	1,131,270
22,600	IHS, Inc. Class A *	1,453,406
63,000	Nuance Communications, Inc. *	1,096,830
		5,723,516

	INSURANCE - LIFE (1.0%)
20,600	AFLAC, Inc.	1,337,970
34,000	Manulife Financial Corp.	1,291,320
20,000	MetLife, Inc.	1,205,200
11,700	Prudential Financial, Inc.	915,525
6,000	Torchmark Corp.	360,660
		5,110,675

	INSURANCE - PROPERTY & CASUALTY (2.1%)
19,000	ACE Ltd.	1,046,140

Value Line Premier Growth Fund, Inc.

March 31, 2008

Shares		Value

30,000	American Financial Group, Inc.	$766,800
15,000	Arch Capital Group Ltd. *	1,030,050
25,000	Assurant, Inc.	1,521,500
13,000	Axis Capital Holdings Ltd.	441,740
20,000	Chubb Corp. (The)	989,600
3,000	Markel Corp. *	1,319,910
17,800	RLI Corp.	882,346
16,500	SAFECO Corp.	724,020
24,100	Sun Life Financial, Inc.	1,123,060
23,550	Zenith National Insurance Corp.	844,503
		10,689,669

	INTERNET (0.5%)
8,000	Atheros Communications *	166,720
5,000	Google, Inc. Class A *	2,202,350
		2,369,070

	MACHINERY (5.0%)
14,200	Bucyrus International, Inc. Class A	1,443,430
14,000	Caterpillar, Inc.	1,096,060
33,700	CNH Global N.V.	1,753,411
23,300	Curtiss-Wright Corp.	966,484
19,200	Deere & Co.	1,544,448
21,000	Donaldson Company, Inc.	845,880
18,000	Flowserve Corp.	1,878,840
42,600	Foster Wheeler Ltd. *	2,412,012
5,400	Gardner Denver, Inc. *	200,340
28,125	Graco, Inc.	1,019,812
29,850	IDEX Corp.	916,097
21,000	Kaydon Corp.	922,110
31,500	Lennox International, Inc.	1,133,055
62,000	Manitowoc Company, Inc. (The)	2,529,600
15,600	MSC Industrial Direct Co., Inc. Class A	659,100
12,000	Regal-Beloit Corp.	439,560
34,000	Robbins & Myers, Inc.	1,110,100
26,000	Roper Industries, Inc.	1,545,440
21,000	Snap-on, Inc.	1,067,850
31,200	Terex Corp. *	1,950,000
		25,433,629

	MARITIME (0.4%)
34,000	Kirby Corp. *	1,938,000
	MEDICAL SERVICES (2.2%)
26,000	Amedisys, Inc. *	1,022,840
20,700	Coventry Health Care, Inc. *	835,245
24,000	DaVita, Inc. *	1,146,240
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,051,688
23,000	Healthways, Inc. *	812,820
23,000	Humana, Inc. *	1,031,780
24,000	inVentiv Health, Inc. *	691,440
13,200	Laboratory Corporation of America Holdings *	972,576
21,000	Pediatrix Medical Group, Inc. *	1,415,400
42,400	Psychiatric Solutions, Inc. *	1,438,208
23,630	WellPoint, Inc. *	1,042,792
		11,461,029

Shares		Value

	MEDICAL SUPPLIES (5.9%)
8,000	Alcon, Inc.	$1,138,000
25,000	ArthroCare Corp. *	833,750
12,200	Bard (C.R.), Inc.	1,176,080
21,000	Baxter International, Inc.	1,214,220
14,500	Becton, Dickinson & Co.	1,244,825
11,000	Bio-Rad Laboratories, Inc. Class A *	978,450
17,500	Charles River Laboratories International, Inc. *	1,031,450
37,000	DENTSPLY International, Inc.	1,428,200
10,600	Haemonetics Corp. *	631,548
56,000	Henry Schein, Inc. *	3,214,400
49,192	Hologic, Inc. *	2,735,075
24,000	IDEXX Laboratories, Inc. *	1,182,240
25,600	Illumina, Inc. *	1,943,040
20,000	Intuitive Surgical, Inc. *	6,487,000
14,500	Inverness Medical Innovations, Inc. *	436,450
18,000	McKesson Corp.	942,660
25,000	NuVasive, Inc. *	862,750
27,000	Owens & Minor, Inc.	1,062,180
15,700	Stryker Corp.	1,021,285
14,400	West Pharmaceutical Services, Inc.	636,912
		30,200,515

	METALS & MINING DIVERSIFIED (0.4%)
27,000	Allegheny Technologies, Inc.	1,926,720
	METALS FABRICATING (0.7%)
22,000	Chicago Bridge & Iron Co. N.V.	863,280
26,000	Harsco Corp.	1,439,880
26,000	Kennametal, Inc.	765,180
16,000	Shaw Group, Inc. (The) *	754,240
		3,822,580

	NATURAL GAS - DISTRIBUTION (0.8%)
18,000	AGL Resources, Inc.	617,760
15,800	BG Group PLC ADR	1,811,470
33,600	Southern Union Co.	781,872
31,000	UGI Corp.	772,520
		3,983,622

	NATURAL GAS - DIVERSIFIED (2.6%)
32,000	Energen Corp.	1,993,600
8,600	EOG Resources, Inc.	1,032,000
20,000	Equitable Resources, Inc.	1,178,000
24,000	National Fuel Gas Co.	1,133,040
24,000	Penn Virginia Corp.	1,058,160
20,000	Questar Corp.	1,131,200
80,000	Southwestern Energy Co. *	2,695,200
53,470	XTO Energy, Inc.	3,307,654
		13,528,854

	NEWSPAPER (0.2%)
60,000	News Corp. Class B	1,142,400

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

	OILFIELD SERVICES/EQUIPMENT (1.6%)
11,000	Arena Resources, Inc. *	$425,810
20,000	Bristow Group, Inc. *	1,073,400
10,500	Core Laboratories N.V. *	1,252,650
14,600	Exterran Holdings, Inc. *	942,284
44,000	FMC Technologies, Inc. *	2,503,160
8,000	Superior Energy Services, Inc. *	316,960
16,000	Weatherford International Ltd. *	1,159,520
18,000	Willbros Group, Inc. *	550,800
		8,224,584

	PACKAGING & CONTAINER (1.1%)
30,700	AptarGroup, Inc.	1,195,151
7,000	Ball Corp.	321,580
34,000	CLARCOR, Inc.	1,208,700
18,500	Greif, Inc. Class A	1,256,705
30,000	Owens-Illinois, Inc. *	1,692,900
		5,675,036

	PAPER & FOREST PRODUCTS (0.2%)
37,000	Votorantim Celulose e Papel S.A. ADR	1,054,870
	PETROLEUM - INTEGRATED (1.3%)
7,000	BASF AG ADR	939,050
32,000	Petroleo Brasileiro S.A. - Petrobras ADR	3,267,520
12,000	Sasol Ltd. ADR	580,680
32,000	Tesoro Corp.	960,000
13,700	Total S.A. ADR	1,013,937
		6,761,187

	PETROLEUM - PRODUCING (2.2%)
8,600	CNOOC Ltd. ADR	1,262,394
22,200	Forest Oil Corp. *	1,086,912
30,000	Quicksilver Resources, Inc. *	1,095,900
66,000	Range Resources Corp.	4,187,700
77,500	Tenaris S.A. ADR	3,863,375
		11,496,281

	PHARMACY SERVICES (1.2%)
28,000	CVS Caremark Corp.	1,134,280
40,000	Express Scripts, Inc. *	2,572,800
22,000	Longs Drug Stores Corp.	934,120
30,000	Medco Health Solutions, Inc. *	1,313,700
		5,954,900

	POWER (0.7%)
49,000	AES Corp. (The) *	816,830
58,000	Covanta Holding Corp. *	1,595,000
43,000	Reliant Energy, Inc. *	1,016,950
		3,428,780

Shares		Value

	PRECISION INSTRUMENT (1.1%)
15,400	Mettler Toledo International, Inc. *	$1,495,648
68,000	Siliconware Precision Industries Co. ADR	571,200
38,000	Thermo Fisher Scientific, Inc. *	2,159,920
9,400	Triumph Group, Inc.	535,142
19,000	Waters Corp. *	1,058,300
		5,820,210

	R.E.I.T. (0.9%)
9,200	AvalonBay Communities, Inc.	887,984
16,000	BRE Properties, Inc.	728,960
9,400	Essex Property Trust, Inc.	1,071,412
12,000	LaSalle Hotel Properties	344,760
21,000	ProLogis	1,236,060
4,000	SL Green Realty Corp.	325,880
		4,595,056

	RAILROAD (1.2%)
13,500	Burlington Northern Santa Fe Corp.	1,244,970
22,900	Canadian National Railway Co.	1,106,528
19,000	Canadian Pacific Railway Ltd.	1,221,510
41,000	Kansas City Southern *	1,644,510
20,000	Norfolk Southern Corp.	1,086,400
		6,303,918

	RESTAURANT (1.5%)
8,700	Chipotle Mexican Grill, Inc. Class A *	986,841
27,000	Darden Restaurants, Inc.	878,850
20,000	McDonald's Corp.	1,115,400
126,562	Sonic Corp. *	2,789,426
24,376	Tim Hortons, Inc.	830,003
34,000	Yum! Brands, Inc.	1,265,140
		7,865,660

	RETAIL - AUTOMOTIVE (0.5%)
8,400	AutoZone, Inc. *	956,172
27,000	Copart, Inc. *	1,046,520
11,600	O'Reilly Automotive, Inc. *	330,832
		2,333,524

	RETAIL - SPECIAL LINES (1.5%)
45,000	Coach, Inc. *	1,356,750
45,000	Dick's Sporting Goods, Inc. *	1,205,100
44,000	GameStop Corp. Class A *	2,275,240
23,300	J. Crew Group, Inc. *	1,029,161
22,000	Men's Wearhouse, Inc. (The)	511,940
30,700	Rush Enterprises, Inc. Class A *	486,288
32,300	TJX Companies, Inc. (The)	1,068,161
		7,932,640

	RETAIL BUILDING SUPPLY (0.0%)
4,000	Fastenal Co.	183,720

	RETAIL STORE (0.4%)
18,000	Costco Wholesale Corp.	1,169,460

Value Line Premier Growth Fund, Inc.

March 31, 2008

Shares		Value

33,000	Nordstrom, Inc.	$1,075,800
		2,245,260

	SECURITIES BROKERAGE (0.7%)
2,200	CME Group, Inc.	1,032,020
6,200	Goldman Sachs Group, Inc. (The)	1,025,418
6,300	IntercontinentalExchange, Inc. *	822,150
33,000	Raymond James Financial, Inc.	758,340
		3,637,928

	SHOE (0.6%)
13,000	Deckers Outdoor Corp. *	1,401,660
14,000	Iconix Brand Group, Inc. *	242,900
20,000	NIKE, Inc. Class B	1,360,000
		3,004,560

	STEEL - GENERAL (0.6%)
12,000	Carpenter Technology Corp.	671,640
8,000	Cleveland-Cliffs, Inc.	958,560
22,000	Nucor Corp.	1,490,280
		3,120,480

	TELECOMMUNICATION SERVICES (3.2%)
35,750	American Tower Corp. Class A *	1,401,757
17,300	BT Group PLC ADR	745,630
21,000	CenturyTel, Inc.	698,040
50,877	Crown Castle International Corp. *	1,754,748
16,000	Equinix, Inc. *	1,063,840
14,500	Millicom International Cellular S.A. *	1,370,975
20,000	Mobile TeleSystems ADR	1,517,000
19,500	Philippine Long Distance Telephone Co. ADR	1,295,970
11,700	Telefonica S.A. ADR	1,012,167
52,300	Time Warner Telecom, Inc. Class A *	810,127
127,500	Vimpel-Communications ADR	3,810,975
28,400	Vodafone Group PLC ADR	838,084
		16,319,313

	TELECOMMUNICATIONS EQUIPMENT (0.8%)
22,700	Anixter International, Inc. *	1,453,708
35,000	Cisco Systems, Inc. *	843,150
34,000	CommScope, Inc. *	1,184,220
12,000	Comtech Telecommunications Corp. *	468,000
		3,949,078

	THRIFT (0.5%)
89,768	Hudson City Bancorp, Inc.	1,587,098
47,250	People's United Financial, Inc.	817,898
		2,404,996

	TIRE & RUBBER (0.3%)
24,400	Carlisle Companies, Inc.	815,936
17,400	Telephone and Data Systems, Inc.	683,298
		1,499,234

	TOBACCO (0.5%)
16,000	Altria Group, Inc.	355,200

Shares		Value

17,000	British American Tobacco PLC ADR	$1,287,750
16,000	Philip Morris International, Inc. *	809,280
		2,452,230

	TOILETRIES & COSMETICS (0.4%)
14,000	Chattem, Inc. *	928,760
34,800	Luxottica Group S.p.A. ADR	875,568
		1,804,328

	TRUCKING (1.0%)
29,000	Hunt (J.B.) Transport Services, Inc.	911,470
76,000	Landstar System, Inc.	3,964,160
		4,875,630

	WATER UTILITY (0.2%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,223,508
	WIRELESS NETWORKING (0.8%)
11,300	Itron, Inc. *	1,019,599
15,900	Research In Motion Ltd. *	1,784,457
43,000	SBA Communications Corp. Class A *	1,282,690
		4,086,746

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (96.4%) (Cost $347,051,944)	494,280,301

Principal Amount		Value

REPURCHASE AGREEMENTS (1) (3.5%)
$18,100,000	With Morgan Stanley, 1.15%, dated 3/31/08, due 4/1/08, delivery value $18,100,578 (collateralized by $16,320,000 U.S. Treasury Bonds 5.25%, due 2/15/29, with a value of $18,522,023)	18,100,000

	TOTAL REPURCHASE AGREEMENTS (Cost $18,100,000)	18,100,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)	740,958

NET ASSETS (100%)	$513,121,259

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($513,121,259 ÷ 19,403,173 shares outstanding)	$26.45

*	Non-income producing.
(1)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

				Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

GDR	Global Depositary Receipt

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation

$365,151,944	$164,513,529	$(17,285,172)	$147,228,357

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$494,280,301	-
Level 2 - Other Significant Observable Inputs	18,100,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$512,380,301	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-	*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 03/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$-	$-

*The realized gain/loss earned during the period ended 03/31/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	May 29, 2008